ASSET RETIREMENT OBLIGATION ("ARO") - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Asset Retirement Obligation
Asset retirement obligation	$ 114,662	$ 125,452
Total undiscounted liability	114,700	$ 280,600	$ 262,400
Abandonment and reclamation obligation requirements expense	$ 13,053